CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS - Schedule of carrying values of property changes and updates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Capital improvements in progress	$ 15,758	$ 2,194
Newbuildings	146,496	83,864
Capital improvements in progress and newbuildings	$ 162,254	$ 86,058